Debt - Additional Information (Details)		6 Months Ended		12 Months Ended
	Feb. 26, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)	Nov. 12, 2021 USD ($)	Jun. 18, 2021 USD ($)	Feb. 12, 2021 USD ($)	May 13, 2020 USD ($)	May 02, 2020 USD ($)
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt				$ 183,000	$ 5,368,000
Net debt issuance costs				0	283,000
Amortization of the debt issuance costs		$ 0	$ 35,000	53,000	60,000
Line of Credit
Debt Instrument [Line Items]
Aggregate principal amount	$ 10,000,000						$ 9,000,000
Available borrowing capacity					2,500,000
Secured Debt | Line of Credit
Debt Instrument [Line Items]
Amount borrowed			$ 7,500,000
Outstanding principal balance paid				$ 2,000,000
Secured Debt | Line of Credit | Quarterly, June 30, 2020 to December 31, 2023
Debt Instrument [Line Items]
Repayments in quarterly installments	94,000
Secured Debt | Line of Credit | Quarterly, Thereafter December 31, 2023
Debt Instrument [Line Items]
Repayments in quarterly installments	$ 188,000
Paycheck Protection Program | Notes Payable to Banks
Debt Instrument [Line Items]
Number of PPP loans | loan				2
Small Business Administration Loan [Member] | Notes Payable to Banks
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt				$ 0	$ 2,993,000					$ 2,993,000
Interest rate (as a percent)					1.00%					1.00%
1% Paycheck Protection Program Loan | Notes Payable to Banks
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt				0	$ 2,000,000				$ 2,000,000
Interest rate (as a percent)					1.00%				1.00%
Paycheck Protection Program Loan Due May 4 2022 | Notes Payable to Banks
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt								$ 149,000
Interest rate (as a percent)								1.00%
Paycheck Protection Program Loan due October 2026 | Notes Payable to Banks
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt				$ 183,000	$ 0	$ 183,000
Interest rate (as a percent)				1.00%		1.00%
Credit Agreement | Secured Debt | Line of Credit
Debt Instrument [Line Items]
Interest paid				$ 224,000	$ 227,000